ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS
1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

Propell Technologies Group, Inc. (formerly known as Propell Corporation) (the “Company”), is a Delaware corporation originally formed on January 29, 2008 as CA Photo Acquisition Corp. On April 10, 2008 Crystal Magic, Inc. (“CMI”), a Florida Corporation, merged with an acquisition subsidiary of Propell’s, and the Company issued an aggregate of 180,000 shares to the former shareholders of CMI. On May 6, 2008, the Company acquired both Mountain Capital, LLC (doing business as Arrow Media Solutions) (“AMS”) and Auleron 2005, LLC (doing business as Auleron Technologies) (“AUL”) and made each a wholly owned subsidiary and issued a total of 41,897 shares of the Company’s common stock to the members of Mountain Capital, LLC and a total of 2,722 shares of the Company’s common stock to the members of AUL. In 2010 AUL and AMS were dissolved and the operations of CMI were discontinued. On February 4, 2013, the Company entered into a Share Exchange Agreement with Novas Energy (USA), Inc. (“Novas”) whereby the Company exchanged 100,000,000 shares of its common stock for 100,000,000 shares of common stock in Novas. After the consummation of the share exchange, Novas became a wholly owned subsidiary of the Company. As a result of the share exchange the shareholders of Novas obtained the majority of the outstanding shares of the Company. As such, the exchange is accounted for as a reverse merger or recapitalization of the Company and Novas was considered the acquirer for accounting purposes.

b)	Description of the business

The Company, through its wholly owned subsidiary, Novas, is an innovative technology and services company whose aim is to radically improve oil production by introducing modern and innovative technologies. Novas has a unique and patent pending, Plasma-Pulse Treatment (“PPT”) technology, which is a new Enhanced Oil Recovery methodology and process that has been developed to be environmentally friendly, mobile, time efficient and extremely cost effective. PPT has the potential to drive new and renewed revenue for energy producers and become a new standard for the entire petroleum industry.

ORGANIZATION AND DESCRIPTION OF BUSINESS.
1	ORGANIZATION AND DESCRIPTION OF BUSINESS

a)	Organization

Propell Technologies Group, Inc. (formerly known as Propell Corporation) (the Company ), is a Delaware corporation originally formed on January 29, 2008 as CA Photo Acquisition Corp. On April 10, 2008 Crystal Magic, Inc. ( CMI ), a Florida Corporation, merged with an acquisition subsidiary of Propell s, and the Company issued an aggregate of 180,000 shares to the former shareholders of CMI. On May 6, 2008, the Company acquired both Mountain Capital, LLC (doing business as Arrow Media Solutions) ( AMS ) and Auleron 2005, LLC (doing business as Auleron Technologies) ( AUL ) and made each a wholly owned subsidiary and issued a total of 41,897 shares of the Company s common stock to the members of Mountain Capital, LLC and a total of 2,722 shares of the Company s common stock to the members of AUL. In 2010 AUL and AMS were dissolved and the operations of CMI were discontinued. On February 4, 2013, the Company entered into a Share Exchange Agreement with Novas Energy (USA), Inc. ( Novas ) whereby the Company exchanged 100,000,000 shares of its common stock for 100,000,000 shares of common stock in Novas. After the consummation of the share exchange, Novas became a wholly owned subsidiary of the Company. As a result of the share exchange the shareholders of Novas obtained the majority of the outstanding shares of the Company. As such, the exchange is accounted for as a reverse merger or recapitalization of the Company and Novas was considered the acquirer for accounting purposes. The Company previously operated an on-demand e-commerce line of business which was disposed of effective December 31, 2013 to allow the Company to focus on its oil recovery technology business.

b)	Description of the business

The Company, through its wholly owned subsidiary, Novas, is an innovative technology and services company whose aim is to radically improve oil production by introducing modern and innovative technologies. Novas has a unique and patented, Plasma-Pulse Treatment ( PPT ) technology, which is a new Enhanced Oil Recovery methodology and process that has been developed to be environmentally friendly, mobile, time efficient and extremely cost effective. PPT has the potential to drive new and renewed revenue for energy producers and become a new standard for the entire petroleum industry.